Components of Change in Other Assets and Liabilities Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Other current and noncurrent assets	$ 8,066	$ 1,186	$ (2,354)
Accrued salaries, benefits and payroll taxes	10,136	(4,276)	7
Accrued insurance and other taxes	(17,641)	421	2,274
Accrued income taxes	27,680	3,889	(13,343)
Accrued pension, postretirement and postemployment benefits	1,150	(4,795)	(13,904)
Other current and noncurrent liabilities	(10,681)	7,373	3,836
Change in other assets and liabilities	$ 18,710	$ 3,798	$ (23,484)